Note 10 - Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of reconciliation of changes in intangible assets and goodwill [text block]
Year ended December 31, 2019	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total

Cost
Values at the beginning of the year	580,622	464,571	2,085,936	2,058,859	5,189,988
Translation differences	(1,917)	(70)	(968)	-	(2,955)
Increase due to business combinations (**)	405	-	32,869	81,192	114,466
Additions	35,487	772	-	-	36,259
Transfers / Reclassifications	(4,665)	-	-	-	(4,665)
Disposals	(5,062)	(1,531)	-	-	(6,593)
Values at the end of the year	604,870	463,742	2,117,837	2,140,051	5,326,500

Amortization
Accumulated at the beginning of the year	513,984	373,466	797,592	2,038,981	3,724,023
Translation differences	(1,734)	-	-	-	(1,734)
Amortization charge	28,937	719	-	18,259	47,915
Disposals	(4,850)	(413)	-	-	(5,263)
Accumulated at the end of the year	536,337	373,772	797,592	2,057,240	3,764,941
At December 31, 2019	68,533	89,970	1,320,245	82,811	1,561,559
Year ended December 31, 2018	Information system projects	Licenses, patents and trademarks (*)	Goodwill	Customer relationships	Total
Cost
Values at the beginning of the year	560,692	465,963	2,090,073	2,058,859	5,175,587
Translation differences	(6,153)	(183)	(4,137)	-	(10,473)
Additions	31,632	273	-	-	31,905
Transfers / Reclassifications	(5,493)	-	-	-	(5,493)
Disposals	(56)	(1,482)	-	-	(1,538)
Values at the end of the year	580,622	464,571	2,085,936	2,058,859	5,189,988

Amortization
Accumulated at the beginning of the year	478,946	372,746	797,592	1,865,444	3,514,728
Translation differences	(5,551)	-	-	-	(5,551)
Amortization charge	40,635	720	-	173,537	214,892
Disposals	(46)	-	-	-	(46)
Accumulated at the end of the year	513,984	373,466	797,592	2,038,981	3,724,023
At December 31, 2018	66,638	91,105	1,288,344	19,878	1,465,965

Disclosure of information for cash-generating units [text block]
(All amounts in million US dollar)
As of December 31, 2019	Tubes Segment			Other Segment
CGU	Maverick Acquisition	Hydril Acquisition	Other	Maverick Acquisition	Total
OCTG (USA)	225	-	-	-	225
Tamsa (Hydril and other)	-	346	19	-	365
Siderca (Hydril and other)	-	265	93	-	358
Hydril	-	309	-	-	309
Confab	-	-	-	-	-
Coiled Tubing	-	-	-	4	4
Other	-	-	59	-	59
Total	225	920	171	4	1,320